Stock-based Compensation - Schedule of Stock-based Compensation Recorded in Consolidated Statements of Operations and Comprehensive Loss (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 1,090	$ 838	$ 4,218	$ 3,930
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	299	358	1,400	1,394
Research and development, net
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	392	63	1,183	162
Selling, general and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 399	$ 417	$ 1,636	$ 2,374